SCHEDULE OF ANNUAL RATES OF DEPRECIATION OF PROPERTY AND EQUIPMENT (Details) - Intec Pharma Ltd. [Member]	12 Months Ended
Dec. 31, 2020
Computers and Communications Equipment [Member]
Annual rates of depreciation	33.00%
Other Machinery and Equipment [Member] | Minimum [Member]
Annual rates of depreciation	10.00%
Other Machinery and Equipment [Member] | Maximum [Member]
Annual rates of depreciation	14.00%
Office Equipment [Member] | Minimum [Member]
Annual rates of depreciation	7.00%
Office Equipment [Member] | Maximum [Member]
Annual rates of depreciation	10.00%